INVESTMENTS - Investment in debt instruments designated as at FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	$ 3,767
Carrying amount of investments for debt instrument at FVTPL, ending balance	6,703	$ 3,767
BioConnection Investments B.V.
Disclosure of associates [line items]
Carrying amount of investments for debt instrument at FVTPL, beginning balance	3,767	6,093
Fair value changes	2,345	(2,051)
Currency translation	591	(275)
Carrying amount of investments for debt instrument at FVTPL, ending balance	$ 6,703	$ 3,767